Fair Value Measurements And Disclosure (Notional Amount Of Our Outstanding Derivative Positions) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Notional amount of outstanding derivative positions	$ 48,527	$ 39,292
Interest Rate Swaps [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	9,833	9,650
Cross-Currency Swaps [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	$ 38,694	$ 29,642